Filed pursuant to Rule 497(e)
File Nos. 811-22310; 333-182274

Supplement to the
Prospectus
dated June 24, 2019, as previously supplemented, of the
ETFMG Sit Ultra Short ETF
(VALT)
January 22, 2020

Effective immediately, the first paragraph under "Dividends, Distributions and Taxes" is revised to read as follows:
Fund Distributions
The Fund intends to pay out dividends, if any, monthly and distribute any net realized capital gains to its shareholders annually.

Please retain this Supplement with your Prospectus.